Consolidated Statements of Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Condensed Statements Of Income [Abstract]
Available-for-sale expense reclassified from accumulated other comprehensive income	$ 0	$ 451,000
Pension and post-retirement plans expense reclassified from accumulated other comprehensive income	5,100,000	10,100,000
Income tax benefit reclassified from accumulated other comprehensive income	$ 2,000,000	$ 4,100,000